Related party transactions (Details) - Schedule of related parties balances - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maya [Member]
Related party transactions (Details) - Schedule of related parties balances [Line Items]
Deposits received from related parties	$ 1,238	$ 1,417
Contract liability	222	18
Amounts payable to related parties	1
Amounts receivable from related parties	684	1,108
Beijing Huaxianglianxin Technology Company [Member]
Related party transactions (Details) - Schedule of related parties balances [Line Items]
Amounts payable to related parties	20	18
Amounts receivable from related parties	$ 14	$ 45